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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516

                          Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

  PIONEER
                                  ------------
                                     AMERICA
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report

                                     6/30/05

                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       1

Portfolio Summary                                                           2

Prices and Distributions                                                    3

Performance Update                                                          4

Comparing Ongoing Fund Expenses                                             9

Portfolio Management Discussion                                            11

Schedule of Investments                                                    15

Financial Statements                                                       27

Notes to Financial Statements                                              36

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                    43

The Pioneer Family of Mutual Funds                                         49

Trustees, Officers and Service Providers                                   50

Pioneer America Income Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood
------------------

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[DATA BELOW REPRESENTS PIE CHART IN ORIGINAL DOCUMENT]

U.S. Government Securities             96.2%
U.S. Government Agency Obligations      2.1%
Temporary Cash Investment               1.7%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[DATA BELOW REPRESENTS PIE CHART IN ORIGINAL DOCUMENT]

0-1 Year             4.0%
1-3 Years           61.9%
3-4 Years           12.5%
4-6 Years            2.1%
6-8 Years           13.5%
8+ Years             6.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1. U.S. Treasury Notes, 6.5%, 2/15/10                                 6.75%
 2. U.S. Treasury Bonds, 7.25%, 5/15/16                                5.76
 3. U.S. Treasury Notes, 6.375%, 8/15/27                               3.14
 4. U.S. Treasury Notes, 4.0%, 11/15/12                                3.10
 5. Government National Mortgage Association II, 5.5%, 3/20/34         2.32
 6. Government National Mortgage Association II, 5.5%, 11/20/34        2.19
 7. U.S. Treasury Notes, 4.75%, 5/15/14                                2.07
 8. Government National Mortgage Association, 5.5%, 11/15/34           2.06
 9. Government National Mortgage Association, 6.0%, 11/20/33           1.94
10. U.S. Treasury Notes, 4.625%, 5/15/06                               1.86

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class          6/30/05           12/31/04
    -----          -------           --------
      A             $9.77             $9.79
      B             $9.71             $9.74
      C             $9.74             $9.77
  Investor          $9.76             $9.79
      R             $9.86             $9.89

Distributions Per Share
--------------------------------------------------------------------------------

                          1/1/05 - 6/30/05
                          ----------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
    -----       ------     -------------   -------------
      A        $0.2135           $ -             $ -
      B        $0.1728           $ -             $ -
      C        $0.1793           $ -             $ -
  Investor     $0.2328           $ -             $ -
      R        $0.2137           $ -             $ -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the Value of $10,000 Investment charts shown on pages 4, 5, 6, 7 and 8.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

Average Annual Total Returns
(As of June 30, 2005)

                     Net Asset     Public
                      Value      Offering
Period                (NAV)     Price (POP)
10 Years              5.47%        4.99%
5 Years               5.71         4.75
1 Year                4.98         0.24

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                          Lehman
                          Brothers
             Pioneer      Fixed-Rate          Lehman
             America      Mortgage-Backed     Brothers
             Income       Securities          Government
             Trust        Index               Bond Index
6/95          9549        10000               10000
              9910        10586               10450
6/97         10617        11549               11222
             11590        12579               12486
6/99         11777        13084               12865
             12325        13743               13507
6/01         13462        15293               14905
             14501        16667               16217
6/03         15556        17618               18057
             15498        18009               17815
6/05         16271        19117               19000




Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

Average Annual Total Returns
(As of June 30, 2005)

                              If         If
Period                       Held     Redeemed
10 Years                     4.64%      4.64%
5 Years                      4.84       4.84
1 Year                       4.12       0.12

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                          Lehman
                          Brothers
             Pioneer      Fixed-Rate          Lehman
             America      Mortgage-Backed     Brothers
             Income       Securities          Government
             Trust        Index               Bond Index
6/95         10000        10000               10000
             10304        10586               10450
6/97         10953        11549               11222
             11863        12579               12486
6/99         11977        13084               12865
             12427        13743               13507
6/01         13469        15293               14905
             14381        16667               16217
6/03         15298        17618               18057
             15114        18009               17815
6/05         15736        19117               19000

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

Average Annual Total Returns
(As of June 30, 2005)

                             If         If
Period                      Held     Redeemed
Life-of-Class
(1/31/96)                   4.34%      4.34%
5 Years                     4.87       4.87
1 Year                      4.21       4.21

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                          Lehman
                          Brothers
             Pioneer      Fixed-Rate          Lehman
             America      Mortgage-Backed     Brothers
             Income       Securities          Government
             Trust        Index               Bond Index
6/95         10000        10000               10000
              9730         9961                9759
6/97         10337        10866               10481
             11196        11835               11661
6/99         11315        12311               12016
             11760        12931               12614
6/01         12707        14389               13921
             13603        15682               15146
6/03         14470        16577               16864
             14315        16945               16638
6/05         14918        17987               17745

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)

                                If        If
Period                         Held    Redeemed
Life-of-Class
(12/10/04)                     2.06%    2.06%

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                          Lehman
                          Brothers
             Pioneer      Fixed-Rate          Lehman
             America      Mortgage-Backed     Brothers
             Income       Securities          Government
             Trust        Index               Bond Index
12/04        10000        10000               10000
 6/05        10210        10215               10293

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All [Investor Class] shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

Average Annual Total Returns
(As of June 30, 2005)

                             If         If
Period                      Held     Redeemed
10 Years                    5.11%      5.11%
5 Years                     5.50       5.50
1 Year                      4.82       4.82

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

                          Lehman
                          Brothers
             Pioneer      Fixed-Rate          Lehman
             America      Mortgage-Backed     Brothers
             Income       Securities          Government
             Trust        Index               Bond Index
6/95         10000        10000               10000
             10333        10586               10450
6/97         11015        11549               11222
             11970        12579               12486
6/99         12091        13084               12865
             12591        13743               13507
6/01         13697        15293               14905
             14667        16667               16217
6/03         15764        17618               18057
             15702        18009               17815
6/05         16459        19117               19000

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Trust, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Trust expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Trust's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on actual returns from January 1, 2005 through June 30, 2005

                                                                      Investor
Share Class                      A              B            C          Class          R
---------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05

Ending Account Value         $1,020.00      $1,014.80    $1,015.50    $1,021.00    $1,018.80
On 6/30/05

Expenses Paid During         $    5.91      $   10.09    $    9.44    $    3.76    $    6.36
Period*

* Expenses are equal to the Trust's annualized expense ratio of 1.18%, 2.02%, 1.89%, 0.75% and 1.27%, for Class A, Class B, Class C, Investor Class and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer America Income Trust
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

                                                                       Investor
Share Class                      A              B            C           Class         R
---------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05

Ending Account Value         $1,078.94      $1,014.78    $1,015.42    $1,021.08    $1,018.50
On 6/30/05

Expenses Paid During         $    5.91      $   10.09    $    9.44    $    3.76    $    6.36
Period*

* Expenses are equal to the Trust's annualized expense ratio of 1.18%, 2.02%, 1.89%, 0.75% and 1.27%, for Class A, Class B, Class C, Investor Class and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Despite rising interest-rates, investors in U.S. Government and agency securities were rewarded with positive total returns during the first half of 2005. In the interview below, Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and the Trust over the past six months.

Q:  How did the Trust perform during the period?

A: For the six-month period ended June 30, 2005, Class A shares of Pioneer America Income Trust produced a total return of 2.00% at net asset value. The Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.93% for the same period. The Trust also fell short of the Lehman Brothers Fixed-Rate Mortgage-Backed Index, which returned 2.15%. The Trust underperformed the 2.74% return generated by the General U.S. Government Funds Category of Lipper, Inc., an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 3.08%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What was the investment environment like during the period?

A: Despite rising oil prices, the economy continued to grow at a steady pace, buoyed by job creation, a high level of consumer spending and escalating real estate prices. Along with this positive economic backdrop, the Federal Reserve continued to reverse its accommodative monetary policy by boosting the Federal funds rate four times during the six-month period, each time by one-quarter percentage point. The Federal funds rate, which is the rate that banks charge for overnight loans, moved from 2.25% to 3.25%. The Fed's actions resulted in rising yields and falling prices on short-term securities; however, yields on longer-term securities declined and prices rose. For example, the yield on the 10-year Treasury bond declined 0.31% and the yield on the 30-year Treasury bond went down 0.64%. Despite the general decline in long-term yields, long-term U.S. Treasury yields were among the highest of the developed economies, making the securities attrac-

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

    tive to foreign investors. U.S. Treasuries were favored by overseas investors for another reason. To keep their currency values relatively low, overseas market participants invested substantial assets in Treasury securities. During the period, General Motors and Ford reported disappointing earnings, and credit agencies downgraded the companies' debt. As a result, we saw a flight to quality in the fixed-income markets, with investors moving assets into Treasury securities because they had no credit risk and the full faith and credit backing of the U.S. Government. All of these factors benefited government bonds.

Q: What were the principal strategies used in managing the Trust in this environment?

A: While we trimmed exposure to mortgages issued by the Government National Mortgage Association (Ginnie Mae), we continued to emphasize the sector relative to the benchmark. Ginnie Maes are backed by the full faith and credit of the U.S. Government. (A full faith and credit backing applies to underlying Trust securities, not to Trust shares.) In selecting mortgage securities, we emphasized those with coupons in the 4.5% to 5.0% range, which carried less prepayment risk. When interest rates rose and yields on Treasuries moved higher, we opportunistically purchased longer-duration Treasury securities in the 7 to 15-year maturity range. At the end of the six-month period, the Trust's assets were allocated as follows: 67.5% in Ginnie Mae securities; 31.5% in Treasury securities; and 1% in cash.

Q:  What detracted from performance?

A: We attribute the Trust's performance shortfall relative to the Lehman Brothers Fixed-Rate Mortgage Index to the defensive nature of our duration strategy. To limit the price volatility that usually accompanies rising interest rates, we kept the Trust's duration shorter than the index. (Stated in years, duration measures a bond's price sensitivity to interest-rate changes. A shorter duration can protect the portfolio from price declines as yields rise.) Performance also suffered because of our relatively small exposure to long-term Treasury bonds, as we were skeptical that prices would continue to rise as the Fed continued to raise interest rates. Even Federal Reserve Chairman Alan Greenspan called the rally in long-term Treasuries a "conundrum." Ginnie Maes also had a negative impact on performance because the decline in long-term Treasury

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    yields raised concerns about the potential for refinance risk that is associated with mortgages.

Q:  What contributed most to performance?

A: Although we had comparatively less exposure (relative to the Fund's benchmark) in long-term Treasuries, our position in the sector and in Ginnie Mae securities contributed to performance, as both asset classes saw an influx of foreign capital. Minimizing prepayment risk by selecting specific mortgage pools was also helpful.

Q:  What is your outlook for the rest of 2005?

A: Data associated with the economy continues to indicate that economic growth will keep improving at a steady rate, despite the fact that oil has now passed the $60-a-barrel level. Although inflation remains in check, there are indications that it is beginning to pick up. For example, rising global demand for commodities and industrial products has resulted in higher prices. We have also begun to see an upturn in airline, railroad and trucking prices, as companies pass along the cost of energy to consumers and businesses. Escalating real estate values are also a source of concern. Given these factors, the Fed has stated that it will continue raising interest rates in the near term in an effort to keep inflation from accelerating. As the Fed hikes rates, we expect to see longer-term yields drift higher. As we move into the second half of 2005, the Trust should continue to provide a relatively safe haven for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

Principal
   Amount                                                           Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.5%
$ 591,229      Government National Mortgage Association,
                4.5%, 4/15/18                                $    593,113
1,856,006      Government National Mortgage Association,
                4.5%, 6/15/19                                   1,861,305
  402,952      Government National Mortgage Association,
                4.5%, 8/15/19                                     404,102
  220,056      Government National Mortgage Association,
                4.5%, 12/15/19                                    220,685
1,561,185      Government National Mortgage Association,
                4.5%, 3/15/20                                   1,565,236
  991,770      Government National Mortgage Association,
                4.5%, 4/15/20                                     994,344
  846,742      Government National Mortgage Association,
                4.5%, 8/15/33                                     837,769
3,298,729      Government National Mortgage Association,
                4.5%, 6/15/34                                   3,262,757
  750,000      Government National Mortgage Association,
                4.5%, 7/20/34                                     737,869
  744,258      Government National Mortgage Association,
                4.5%, 1/15/35                                     736,133
1,000,000      Government National Mortgage Association,
                5.0%, TBA                                       1,007,500
1,585,505      Government National Mortgage Association,
                5.0%, 2/15/19                                   1,614,324
  921,820      Government National Mortgage Association,
                5.0%, 7/15/19                                     938,576
  489,718      Government National Mortgage Association,
                5.0%, 1/20/20                                     496,947
  489,028      Government National Mortgage Association,
                5.0%, 2/15/20                                     497,961
  768,506      Government National Mortgage Association,
                5.0%, 9/15/33                                     775,563
2,970,724      Government National Mortgage Association,
                5.0%, 4/15/35                                   2,997,407
  532,472      Government National Mortgage Association,
                5.0%, 6/15/35                                     537,255

The accompanying notes are an integral part of these financial statements.   15

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                           Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$ 280,851      Government National Mortgage Association,
                5.5%, 6/15/18                                $    290,074
2,128,401      Government National Mortgage Association,
                5.5%, 2/15/19                                   2,198,302
  414,323      Government National Mortgage Association,
                5.5%, 4/15/19                                     427,893
2,641,893      Government National Mortgage Association,
                5.5%, 7/15/19                                   2,728,423
  647,307      Government National Mortgage Association,
                5.5%, 10/15/19                                    668,508
  861,143      Government National Mortgage Association,
                5.5%, 1/15/29                                     881,835
  487,940      Government National Mortgage Association,
                5.5%, 4/15/31                                     499,378
2,673,527      Government National Mortgage Association,
                5.5%, 5/15/33                                   2,733,296
3,054,163      Government National Mortgage Association,
                5.5%, 7/15/33                                   3,122,442
1,183,784      Government National Mortgage Association,
                5.5%, 8/15/33                                   1,210,249
2,718,657      Government National Mortgage Association,
                5.5%, 9/15/33                                   2,779,633
1,585,069      Government National Mortgage Association,
                5.5%, 10/15/33                                  1,620,506
3,120,501      Government National Mortgage Association,
                5.5%, 4/15/34                                   3,189,851
1,750,211      Government National Mortgage Association,
                5.5%, 10/15/34                                  1,789,108
6,973,916      Government National Mortgage Association,
                5.5%, 11/15/34                                  7,128,904
4,902,128      Government National Mortgage Association,
                5.5%, 11/20/34                                  5,000,337
  745,304      Government National Mortgage Association,
                5.5%, 1/15/35                                     751,998
1,199,540      Government National Mortgage Association,
                6.0%, 5/15/17                                   1,245,746

16    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                           Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$ 448,183      Government National Mortgage Association,
                6.0%, 7/20/19                                $    464,052
   98,877      Government National Mortgage Association,
                6.0%, 1/15/24                                     102,334
  514,267      Government National Mortgage Association,
                6.0%, 4/15/28                                     531,976
   27,228      Government National Mortgage Association,
                6.0%, 10/15/28                                     28,148
2,096,718      Government National Mortgage Association,
                6.0%, 9/15/32                                   2,165,081
5,814,987      Government National Mortgage Association,
                6.0%, 10/15/32                                  6,007,619
7,606,934      Government National Mortgage Association,
                6.0%, 11/15/32                                  7,870,723
5,822,323      Government National Mortgage Association,
                6.0%, 12/15/32                                  6,025,151
4,564,068      Government National Mortgage Association,
                6.0%, 1/15/33                                   4,727,946
1,032,072      Government National Mortgage Association,
                6.0%, 1/20/33                                   1,063,119
3,701,929      Government National Mortgage Association,
                6.0%, 2/15/33                                   3,821,390
1,280,528      Government National Mortgage Association,
                6.0%, 3/15/33                                   1,321,851
1,826,810      Government National Mortgage Association,
                6.0%, 4/15/33                                   1,892,089
  434,064      Government National Mortgage Association,
                6.0%, 5/15/33                                     448,071
  468,058      Government National Mortgage Association,
                6.0%, 9/15/33                                     483,163
1,226,942      Government National Mortgage Association,
                6.0%, 10/20/33                                  1,268,032
  955,360      Government National Mortgage Association,
                6.0%, 11/15/33                                    986,190
4,296,212      Government National Mortgage Association,
                6.0%, 11/20/33                                  4,425,451

The accompanying notes are an integral part of these financial statements.   17

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                           Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$3,506,267      Government National Mortgage Association,
                 6.0%, 12/20/33                               $  3,611,669
   835,806      Government National Mortgage Association,
                 6.0%, 3/15/34                                     862,694
   840,018      Government National Mortgage Association,
                 6.0%, 6/15/34                                     867,042
 1,337,826      Government National Mortgage Association,
                 6.0%, 8/15/34                                   1,381,272
   438,845      Government National Mortgage Association,
                 6.0%, 9/15/34                                     452,963
 2,129,215      Government National Mortgage Association,
                 6.0%, 10/15/34                                  2,197,713
   220,381      Government National Mortgage Association,
                 6.5%, 4/15/17                                     230,536
   139,334      Government National Mortgage Association,
                 6.5%, 6/15/17                                     145,754
   392,357      Government National Mortgage Association,
                 6.5%, 2/15/28                                     410,743
   542,577      Government National Mortgage Association,
                 6.5%, 3/15/28                                     568,167
   405,650      Government National Mortgage Association,
                 6.5%, 4/15/28                                     424,690
    92,243      Government National Mortgage Association,
                 6.5%, 6/15/28                                      96,579
   148,113      Government National Mortgage Association,
                 6.5%, 8/15/28                                     155,054
   266,820      Government National Mortgage Association,
                 6.5%, 10/15/28                                    279,323
   608,443      Government National Mortgage Association,
                 6.5%, 3/15/29                                     636,472
    77,107      Government National Mortgage Association,
                 6.5%, 5/15/29                                      80,659
    85,082      Government National Mortgage Association,
                 6.5%, 6/15/29                                      89,001
   171,379      Government National Mortgage Association,
                 6.5%, 4/20/31                                     178,444

18    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                           Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$   12,871      Government National Mortgage Association,
                 6.5%, 10/15/31                               $     13,458
   179,356      Government National Mortgage Association,
                 6.5%, 12/15/31                                    187,538
   284,274      Government National Mortgage Association,
                 6.5%, 6/15/31                                     297,241
   375,810      Government National Mortgage Association,
                 6.5%, 7/15/31                                     392,955
   115,524      Government National Mortgage Association,
                 6.5%, 8/15/31                                     120,794
   460,513      Government National Mortgage Association,
                 6.5%, 9/15/31                                     481,521
 1,517,785      Government National Mortgage Association,
                 6.5%, 1/15/32                                   1,590,164
 1,296,996      Government National Mortgage Association,
                 6.5%, 2/15/32                                   1,356,010
   705,189      Government National Mortgage Association,
                 6.5%, 3/15/32                                     737,275
 1,213,815      Government National Mortgage Association,
                 6.5%, 4/15/32                                   1,269,043
   950,469      Government National Mortgage Association,
                 6.5%, 5/15/32                                     993,715
   362,622      Government National Mortgage Association,
                 6.5%, 6/15/32                                     379,505
   728,369      Government National Mortgage Association,
                 6.5%, 7/15/32                                     761,510
   848,978      Government National Mortgage Association,
                 6.5%, 8/15/32                                     888,453
   378,407      Government National Mortgage Association,
                 6.5%, 9/15/32                                     395,625
   594,043      Government National Mortgage Association,
                 6.5%, 4/15/33                                     620,905
    16,142      Government National Mortgage Association,
                 6.5%, 10/15/33                                     16,872
   216,607      Government National Mortgage Association,
                 7.0%, 10/15/16                                    227,864

The accompanying notes are an integral part of these financial statements.   19

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                           Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$  600,404      Government National Mortgage Association,
                 7.0%, 9/15/24                                $    638,797
   312,599      Government National Mortgage Association,
                 7.0%, 7/15/25                                     332,561
    99,893      Government National Mortgage Association,
                 7.0%, 11/15/26                                    106,153
   182,151      Government National Mortgage Association,
                 7.0%, 2/15/28                                     193,126
   178,430      Government National Mortgage Association,
                 7.0%, 3/15/28                                     189,180
   210,936      Government National Mortgage Association,
                 7.0%, 4/15/28                                     223,645
   227,752      Government National Mortgage Association,
                 7.0%, 7/15/28                                     241,604
   192,399      Government National Mortgage Association,
                 7.0%, 4/15/29                                     203,867
   198,850      Government National Mortgage Association,
                 7.0%, 5/15/29                                     210,702
    85,617      Government National Mortgage Association,
                 7.0%, 6/15/29                                      90,720
   111,514      Government National Mortgage Association,
                 7.0%, 7/15/29                                     118,161
   120,232      Government National Mortgage Association,
                 7.0%, 9/15/29                                     127,398
   210,325      Government National Mortgage Association,
                 7.0%, 11/15/29                                    222,861
   141,426      Government National Mortgage Association,
                 7.0%, 1/15/30                                     149,893
   181,263      Government National Mortgage Association,
                 7.0%, 1/15/31                                     191,998
   134,981      Government National Mortgage Association,
                 7.0%, 2/15/31                                     142,975
    80,785      Government National Mortgage Association,
                 7.0%, 4/15/31                                      85,569
    53,603      Government National Mortgage Association,
                 7.0%, 5/15/31                                      56,778

20    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                           Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$  80,038      Government National Mortgage Association,
                7.0%, 6/15/31                                $     84,778
  246,125      Government National Mortgage Association,
                7.0%, 9/15/31                                     260,701
   59,845      Government National Mortgage Association,
                7.0%, 10/15/31                                     63,389
   52,891      Government National Mortgage Association,
                7.0%, 11/15/31                                     56,023
  176,373      Government National Mortgage Association,
                7.0%, 2/15/32                                     186,808
  472,007      Government National Mortgage Association,
                7.0%, 3/15/32                                     499,933
  194,181      Government National Mortgage Association,
                7.0%, 4/15/32                                     205,670
  154,652      Government National Mortgage Association,
                7.5%, 2/15/27                                     166,002
  372,082      Government National Mortgage Association,
                7.5%, 10/15/27                                    399,389
   53,476      Government National Mortgage Association,
                7.5%, 6/15/29                                      57,362
   51,950      Government National Mortgage Association,
                7.5%, 8/15/29                                      55,695
  352,281      Government National Mortgage Association,
                7.5%, 9/15/29                                     377,678
   16,053      Government National Mortgage Association,
                7.5%, 6/15/30                                      17,207
   12,929      Government National Mortgage Association,
                7.5%, 9/15/30                                      13,858
  244,743      Government National Mortgage Association,
                7.5%, 11/15/30                                    262,328
   20,736      Government National Mortgage Association,
                7.5%, 2/15/31                                      22,222
   84,712      Government National Mortgage Association,
                7.5%, 3/15/31                                      90,780
  203,572      Government National Mortgage Association,
                7.5%, 12/15/31                                    218,153

The accompanying notes are an integral part of these financial statements.   21

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                      (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                              Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$  104,451      Government National Mortgage Association,
                 7.5%, 1/15/32                                   $    111,933
   156,752      Government National Mortgage Association,
                 7.5%, 3/15/32                                        167,980
    16,020      Government National Mortgage Association,
                 7.5%, 11/15/32                                        17,168
   210,097      Government National Mortgage Association,
                 8.0%, 12/15/29                                       227,160
   361,667      Government National Mortgage Association,
                 8.25%, 5/15/20                                       393,352
    71,097      Government National Mortgage Association,
                 8.5%, 7/15/24                                         78,420
     1,080      Government National Mortgage Association,
                 9.0%, 9/15/16                                          1,177
     5,122      Government National Mortgage Association,
                 9.0%, 10/15/16                                         5,582
     6,677      Government National Mortgage Association,
                 9.0%, 4/15/20                                          7,335
    97,258      Government National Mortgage Association,
                 10.0%, 1/15/19                                       110,073
    50,264      Government National Mortgage Association,
                 10.0%, 3/15/20                                        56,976
   411,313      Government National Mortgage Association I,
                 6.5%, 11/15/31                                       430,078
   221,486      Government National Mortgage Association I,
                 6.5%, 5/15/32                                        231,563
   292,635      Government National Mortgage Association I,
                 6.5%, 9/15/32                                        305,949
   386,268      Government National Mortgage Association I,
                 7.0%, 12/15/30                                       409,149
   258,282      Government National Mortgage Association I,
                 7.5%, 8/15/23                                        274,797
   779,388      Government National Mortgage Association II,
                 5.0%, 12/20/18                                       791,240
   805,457      Government National Mortgage Association II,
                 5.0%, 2/20/19                                        817,313

22    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                           Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$2,824,742      Government National Mortgage Association II,
                 5.5%, 2/20/34                                   $  2,881,333
 5,191,396      Government National Mortgage Association II,
                 5.5%, 3/20/34                                      5,295,400
 2,281,558      Government National Mortgage Association II,
                 5.5%, 7/20/19                                      2,349,175
   291,195      Government National Mortgage Association II,
                 6.0%, 7/20/17                                        301,504
   895,156      Government National Mortgage Association II,
                 6.0%, 12/20/18                                       926,832
   538,300      Government National Mortgage Association II,
                 6.0%, 2/20/19                                        557,360
   283,391      Government National Mortgage Association II,
                 6.0%, 10/20/31                                       292,029
 1,018,933      Government National Mortgage Association II,
                 6.0%, 11/20/31                                     1,049,991
 1,805,257      Government National Mortgage Association II,
                 6.0%, 3/20/33                                      1,859,563
   805,156      Government National Mortgage Association II,
                 6.0%, 6/20/34                                        829,296
   171,798      Government National Mortgage Association II,
                 6.5%, 1/20/24                                        179,402
   492,946      Government National Mortgage Association II,
                 6.5%, 8/20/28                                        513,959
   117,746      Government National Mortgage Association II,
                 6.5%, 6/20/31                                        122,600
   507,891      Government National Mortgage Association II,
                 6.5%, 10/20/32                                       528,770
   624,748      Government National Mortgage Association II,
                 6.5%, 10/20/33                                       650,262
   615,102      Government National Mortgage Association II,
                 6.5%, 3/20/34                                        640,207
    28,361      Government National Mortgage Association II,
                 7.0%, 12/20/08                                        29,169
    92,667      Government National Mortgage Association II,
                 7.0%, 5/20/26                                         97,943

The accompanying notes are an integral part of these financial statements.   23

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                      (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                              Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$  132,550      Government National Mortgage Association II,
                 7.0%, 1/20/31                                   $    139,738
    58,457      Government National Mortgage Association II,
                 7.0%, 3/20/31                                         61,627
   231,299      Government National Mortgage Association II,
                 7.0%, 7/20/31                                        243,840
    88,886      Government National Mortgage Association II,
                 7.0%, 11/20/32                                        93,706
    35,360      Government National Mortgage Association II,
                 7.5%, 6/20/30                                         37,724
    58,562      Government National Mortgage Association II,
                 7.5%, 12/20/30                                        62,477
    83,236      Government National Mortgage Association II,
                 8.0%, 3/20/30                                         89,552
       508      Government National Mortgage Association II,
                 8.0%, 5/20/25                                            547
    16,530      Government National Mortgage Association II,
                 9.0%, 9/20/21                                         18,120
    22,573      Government National Mortgage Association II,
                 9.0%, 3/20/22                                         24,776
     6,468      Government National Mortgage Association II,
                 9.0%, 4/20/22                                          7,100
    74,146      Government National Mortgage Association II,
                 9.0%, 11/20/24                                        81,552
       612      Government National Mortgage Association II,
                 10.0%, 1/20/06                                           629
 2,100,000      U.S. Treasury Bonds, 4.0%, 2/15/14                  2,112,634
 2,300,000      U.S. Treasury Bonds, 6.25%, 8/15/23                 2,866,285
   250,000      U.S. Treasury Bonds, 6.5%, 11/15/26                   326,826
10,270,000      U.S. Treasury Bonds, 7.25%, 5/15/16                13,150,817
   500,000      U.S. Treasury Bonds, 8.75%, 5/15/20                   749,805
 2,700,000      U.S. Treasury Notes, 3.5%, 11/15/06                 2,696,941
 7,000,000      U.S. Treasury Notes, 4.0%, 11/15/12                 7,078,477
 4,000,000      U.S. Treasury Notes, 4.25%, 11/15/14                4,093,908
 4,200,000      U.S. Treasury Notes, 4.625%, 5/15/06                4,239,375

24    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                                 Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
$  650,000      U.S. Treasury Notes, 4.75%, 11/15/08                $    671,532
 4,450,000      U.S. Treasury Notes, 4.75%, 5/15/14                    4,721,868
 1,750,000      U.S. Treasury Notes, 5.5%, 2/15/08                     1,831,007
 2,000,000      U.S. Treasury Notes, 5.5%, 8/15/28                     2,355,234
   250,000      U.S. Treasury Notes, 6.125%, 8/15/29                     319,209
 1,100,000      U.S. Treasury Notes, 6.25%, 2/15/07                    1,145,892
 5,525,000      U.S. Treasury Notes, 6.375%, 8/15/27                   7,163,290
13,800,000      U.S. Treasury Notes, 6.5%, 2/15/10                    15,400,483
 1,000,000      U.S. Treasury Notes, 6.625%, 5/15/07                   1,053,516
                                                                    ------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $225,520,166)                                 $228,321,429
                                                                    ------------
                                                                    $228,321,429
                                                                    ------------
                TEMPORARY CASH INVESTMENTS - 1.7%
                Repurchase Agreement - 1.7%
 3,900,000      UBS Warburg, Inc., 2.75%, dated 6/30/05, repur-
                chase price of $3,900,000 plus accrued interest
                on 7/1/05 collateralized by $3,963,000 U.S.
                Treasury Bill, 2.0%, 8/31/05                        $  3,900,000
                                                                    ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $3,900,000)                                   $  3,900,000
                                                                    ------------
                TOTAL INVESTMENTS IN SECURITIES - 100.2%
                (Cost $229,420,166) (a)                             $232,221,429
                                                                    ------------
                OTHER ASSETS AND LIABILITIES - (0.2)%               $   (550,215)
                                                                    ------------
                TOTAL NET ASSETS - 100.0%                           $231,671,214
                                                                    ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus or minus 2.5%) principal amount and no definite maturity date period. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $230,930,680 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                                 $2,114,991

    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                   (824,242)
                                                                                  ----------
    Net unrealized gain                                                           $1,290,749
                                                                                  ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $27,960,529 and $38,532,447, respectively.

26    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $229,420,166)               $232,221,429
  Receivables -
    Fund shares sold                                               50,952
    Interest                                                    1,631,948
    Due from Pioneer Investment Management, Inc                       943
  Other                                                               606
                                                             ------------
     Total assets                                            $233,905,878
                                                             ------------
LIABILITIES:
  Payables -
    Investment securities purchased                          $  1,548,003
    Fund shares repurchased                                       197,115
    Dividends                                                     147,629
  Due to bank                                                     166,149
  Due to affiliates                                               130,771
  Accrued expenses                                                 44,997
                                                             ------------
     Total liabilities                                       $  2,234,664
                                                             ------------
NET ASSETS:
  Paid-in capital                                            $242,514,038
  Distributions in excess of net investment income             (2,631,230)
  Accumulated net realized loss on investments                (11,012,857)
  Net unrealized gain on investments                            2,801,263
                                                             ------------
     Total net assets                                        $231,671,214
                                                             ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $120,342,512/12,323,180 shares)          $       9.77
                                                             ============
  Class B (based on $38,451,825/3,960,830 shares)            $       9.71
                                                             ============
  Class C (based on $29,453,272/3,023,801 shares)            $       9.74
                                                             ============
  Investor Class (based on $42,569,587/4,359,940 shares)     $       9.76
                                                             ============
  Class R (based on $854,018/86,577 shares)                  $       9.86
                                                             ============
MAXIMUM OFFERING PRICE:
  Class A ($9.77 [divided by] 95.5%)                         $      10.23
                                                             ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Interest                                               $5,159,852
                                                         ----------
     Total investment income                                              $5,159,852
                                                                          ----------
EXPENSES:
  Management fees                                        $  580,080
  Transfer agent fees and expenses
    Class A                                                 185,405
    Class B                                                  75,845
    Class C                                                  37,217
    Investor Class                                           52,929
    Class R                                                     649
  Distribution fees
    Class A                                                 148,665
    Class B                                                 190,059
    Class C                                                 138,703
    Class R                                                   2,073
  Administrative reimbursements                              23,272
  Custodian fees                                              9,876
  Registration fees                                          46,945
  Professional fees                                          29,550
  Printing expense                                           12,204
  Fees and expenses of nonaffiliated trustees                 4,182
  Miscellaneous                                              10,304
                                                         ----------
     Total expenses                                                       $1,547,958
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                         (22,947)
     Less fees paid indirectly                                                (5,055)
                                                                          ----------
     Net expenses                                                         $1,519,956
                                                                          ----------
       Net investment income                                              $3,639,896
                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                        $ (440,312)
  Change in net unrealized gain on investments                            $1,099,636
                                                                          ----------
  Net gain on investments                                                 $  659,324
                                                                          ----------
  Net increase in net assets resulting from operations                    $4,299,220
                                                                          ==========

28    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                          Six Months
                                                            Ended
                                                            6/30/05          Year Ended
                                                          (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                    $  3,639,896      $   5,980,649
Net realized loss on investments                             (440,312)          (284,687)
Change in net unrealized gain (loss) on investments         1,099,636           (509,007)
                                                         ------------      -------------
    Net increase in net assets resulting
     from operations                                     $  4,299,220      $   5,186,955
                                                         ------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.21 and $0.43 per share, respectively)    $ (2,639,148)     $  (5,875,264)
    Class B ($0.17 and $0.35 per share, respectively)        (684,033)        (1,631,240)
    Class C ($0.18 and $0.35 per share, respectively)        (515,734)        (1,135,022)
    Investor Class ($0.23 and $0.03 per share,
     respectively)                                         (1,109,947)          (141,451)
    Class R ($0.21 and $0.43 per share, respectively)         (18,151)           (25,408)
                                                         ------------      -------------
     Total distributions to shareowners                  $ (4,967,013)     $  (8,808,385)
                                                         ------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 29,758,962      $  52,481,179
Shares issued in reorganization                                     -         53,131,201
Reinvestment of distributions                               3,979,610          6,832,862
Cost of shares repurchased                                (44,702,206)      (112,546,777)
                                                         ------------      -------------
    Net decrease in net assets resulting from fund
     share transactions                                  $(10,963,634)     $    (101,535)
                                                         ------------      -------------
    Net decrease in net assets                            (11,631,427)        (3,722,965)
NET ASSETS:
Beginning of period                                       243,302,641        247,025,606
                                                         ------------      -------------
End of period (including net investment loss of
  ($2,631,230) and $(1,304,113) respectively)            $231,671,214      $ 243,302,641
                                                         ============      =============

The accompanying notes are an integral part of these financial statements.   29

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '05 Shares      '05 Amount
                                  (unaudited)      (unaudited)      '04 Shares      '04 Amount
CLASS A
Shares sold                         1,779,260     $ 17,303,046       2,554,762     $ 25,153,365
Reinvestment of distributions         230,810        2,248,439         497,374        4,892,250
Less shares repurchased            (2,300,893)     (22,423,982)     (5,906,236)     (58,252,318)
                                   ----------     ------------      ----------     ------------
    Net decrease                     (290,823)    $ (2,872,497)     (2,854,100)    $(28,206,703)
                                   ==========     ============      ==========     ============
CLASS B
Shares sold                           589,507     $  5,707,579       1,250,986     $ 12,206,639
Reinvestment of distributions          51,596          499,759         116,378        1,138,044
Less shares repurchased              (751,686)      (7,276,460)     (2,886,505)     (28,273,002)
                                   ----------     ------------      ----------     ------------
    Net decrease                     (110,583)    $ (1,069,122)     (1,519,141)    $(14,928,319)
                                   ==========     ============      ==========     ============
CLASS C
Shares sold                           684,713     $  6,650,357       1,464,627     $ 14,366,399
Reinvestment of distributions          31,914          310,159          67,716          664,306
Less shares repurchased              (541,883)      (5,265,371)     (2,458,051)     (24,137,347)
                                   ----------     ------------      ----------     ------------
    Net increase (decrease)           174,744     $  1,695,145        (925,708)    $ (9,106,642)
                                   ==========     ============      ==========     ============
INVESTOR CLASS
Shares sold                                 -     $          -               -     $          -
Shares issued at
  reorganization                            -                -       5,410,509       53,131,201
Reinvestment of distributions          93,287          908,603          11,861          116,123
Less shares repurchased              (990,464)      (9,652,461)       (165,253)      (1,618,941)
                                   ----------     ------------      ----------     ------------
    Net increase (decrease)          (897,177)    $ (8,743,858)      5,257,117     $ 51,628,383
                                   ==========     ============      ==========     ============
CLASS R (a)
Shares sold                             9,950     $     97,980          75,438     $    754,776
Reinvestment of distributions           1,285           12,650           2,226           22,139
Less shares repurchased                (8,516)         (83,932)        (26,439)        (265,169)
                                   ----------     ------------      ----------     ------------
    Net increase                        2,719     $     26,698          51,225     $    511,746
                                   ==========     ============      ==========     ============

(a)  Class R Shares were first publicly offered April 13, 2004.



30    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months Ended
                                                          6/30/05     Year Ended   Year Ended  Year Ended   Year Ended    Year Ended
CLASS A                                                 (unaudited)    12/31/04     12/31/03    12/31/02   12/31/01 (a)    12/31/00
Net asset value, beginning of period                     $   9.79      $   9.95     $  10.27    $   9.79     $   9.76      $  9.30
                                                         --------      --------     --------    --------     --------      -------
Increase from investment operations:
 Net investment income                                   $   0.16      $   0.28     $   0.28    $   0.40     $   0.52      $  0.58
 Net realized and unrealized gain (loss) on investments      0.03         (0.01)       (0.13)       0.54         0.05         0.46
                                                         --------      --------     --------    --------     --------      -------
   Net increase from investment operations               $   0.19      $   0.27     $   0.15    $   0.94     $   0.57      $  1.04
Distributions to shareowners:
 Net investment income                                      (0.21)        (0.43)       (0.47)      (0.46)       (0.51)       (0.58)
 Net realized gain                                              -             -            -           -        (0.03)           -
                                                         --------      --------     --------    --------     --------      -------
Net increase (decrease) in net asset value               $  (0.02)     $  (0.16)    $  (0.32)   $   0.48     $   0.03      $  0.46
                                                         --------      --------     --------    --------     --------      -------
Net asset value, end of period                           $   9.77      $   9.79     $   9.95    $  10.27     $   9.79      $  9.76
                                                         ========      ========     ========    ========     ========      =======
Total return*                                                2.00%         2.77%        1.47%       9.78%        5.92%       11.58%
Ratio of net expenses to average net assets+                 1.18%**       1.16%        1.10%       1.00%        1.01%        1.04%
Ratio of net investment income to average net assets+        3.26%**       3.04%        2.85%       4.17%        5.14%        6.09%
Portfolio turnover rate                                        25%**         27%          66%         76%          72%          56%
Net assets, end of period (in thousands)                 $120,343      $123,524     $153,939    $164,393     $115,998      $96,068
Ratios with no waiver of management fees by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                1.18%**       1.16%        1.12%       1.08%        1.12%        1.16%
 Net investment income                                       3.26%**       3.04%        2.83%       4.09%        5.03%        5.97%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                1.18%**       1.16%        1.10%       1.00%        1.00%        1.00%
 Net investment income                                       3.26%**       3.04%        2.85%       4.18%        5.15%        6.13%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 5.35% to 5.15%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.    31

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months Ended
                                                           6/30/05     Year Ended  Year Ended  Year Ended    Year Ended   Year Ended
CLASS B                                                  (unaudited)    12/31/04    12/31/03    12/31/02    12/31/01 (a)   12/31/00
Net asset value, beginning of period                      $  9.74       $  9.89     $ 10.20     $  9.76       $  9.74      $  9.28
                                                          -------       -------     -------     -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.11       $  0.18     $  0.19     $  0.34       $  0.44      $  0.50
 Net realized and unrealized gain (loss) on investments      0.03          0.02       (0.12)       0.50          0.04         0.46
                                                          -------       -------     -------     -------       -------      -------
   Net increase from investment operations                $  0.14       $  0.20     $  0.07     $  0.84       $  0.48      $  0.96
Distributions to shareowners:
 Net investment income                                      (0.17)        (0.35)      (0.38)      (0.40)        (0.42)       (0.50)
 Net realized gain                                              -             -           -           -         (0.04)           -
                                                          -------       -------     -------     -------       -------      -------
Net increase (decrease) in net asset value                $ (0.03)      $ (0.15)    $ (0.31)    $  0.44       $  0.02      $  0.46
                                                          -------       -------     -------     -------       -------      -------
Net asset value, end of period                            $  9.71       $  9.74     $  9.89     $ 10.20       $  9.76      $  9.74
                                                          =======       =======     =======     =======       =======      =======
Total return*                                                1.48%         2.02%       0.69%       8.82%         4.99%       10.68%
Ratio of net expenses to average net assets+                 2.02%**       1.98%       1.94%       1.80%         1.95%        1.85%
Ratio of net investment income to average net assets+        2.42%**       2.22%       2.02%       3.26%         4.18%        5.29%
Portfolio turnover rate                                        25%**         27%         66%         76%           72%          56%
Net assets, end of period (in thousands)                  $38,452       $39,641     $55,302     $67,013       $25,008      $16,889
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                2.02%**       1.98%       1.96%       1.88%         2.06%        1.98%
 Net investment income                                       2.42%**       2.22%       2.00%       3.19%         4.07%        5.16%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                2.02%**       1.98%       1.94%       1.79%         1.93%        1.83%
 Net investment income                                       2.42%**       2.22%       2.02%       3.27%         4.20%        5.31%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.36% to 4.20%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

32    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months Ended
                                                          6/30/05      Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
CLASS C                                                 (unaudited)     12/31/04     12/31/03     12/31/02   12/31/01 (a)  12/31/00
Net asset value, beginning of period                      $  9.77       $  9.92      $ 10.24      $  9.79      $  9.74     $  9.28
                                                          -------       -------      -------      -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.13       $  0.19      $  0.21      $  0.36      $  0.46     $  0.49
 Net realized and unrealized gain (loss) on investments      0.02          0.01        (0.13)        0.50         0.03        0.46
                                                          -------       -------      -------      -------      -------     -------
   Net increase from investment operations                $  0.15       $  0.20      $  0.08      $  0.86      $  0.49     $  0.95
Distributions to shareowners:
 Net investment income                                      (0.18)        (0.35)       (0.40)       (0.41)       (0.43)      (0.49)
 Net realized gain                                              -             -            -            -        (0.01)          -
                                                          -------       -------      -------      -------      -------     -------
Net increase (decrease) in net asset value                $ (0.03)      $ (0.15)     $ (0.32)     $  0.45      $  0.05     $  0.46
                                                          -------       -------      -------      -------      -------     -------
Net asset value, end of period                            $  9.74       $  9.77      $  9.92      $ 10.24      $  9.79     $  9.74
                                                          =======       =======      =======      =======      =======     =======
Total return*                                                1.55%         2.09%        0.75%        8.93%        5.05%      10.52%
Ratio of net expenses to average net assets+                 1.89%**       1.89%        1.81%        1.77%        1.84%       2.02%
Ratio of net investment income to average net assets+        2.49%**       2.31%        2.14%        3.16%        4.22%       5.14%
Portfolio turnover rate                                        25%**         27%          66%          76%          72%         56%
Net assets, end of period (in thousands)                  $29,453       $27,832      $37,456      $38,258      $ 6,776     $ 3,221
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                1.89%**       1.89%        1.83%        1.84%        1.95%       2.15%
 Net investment income                                       2.49%**       2.31%        2.12%        3.08%        4.11%       5.01%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                1.89%**       1.89%        1.81%        1.76%        1.81%       1.97%
 Net investment income                                       2.49%**       2.31%        2.14%        3.16%        4.25%       5.19%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this changes for the year ended December 31, 2001, was to decrease net investment income by $0.01 per share, increase net realized and unrealized gain (loss) by $0.01 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.42% to 4.25%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.    33

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended         12/10/04
                                                         6/30/05           to
INVESTOR CLASS                                         (unaudited)      12/31/04
Net asset value, beginning of period                    $  9.79         $  9.82
                                                        -------         -------
Increase (decrease) from investment
  operations:
  Net investment income                                 $  0.17         $  0.02
  Net realized and unrealized gain (loss)
   on investments                                          0.03           (0.02)
                                                        -------         -------
  Net increase (decrease) from investment
   operations                                           $  0.20         $     -
Distributions to shareowners:
  Net investment income                                   (0.23)          (0.03)
                                                        -------         -------
Net decrease in net asset value                         $ (0.03)        $ (0.03)
                                                        -------         -------
Net asset value, end of period                          $  9.76         $  9.79
                                                        =======         =======
Total return*                                              2.10%          (0.04)%
Ratio of net expenses to average net assets+               0.75%**         0.74%**
Ratio of net investment income to average
  net assets+                                              3.78%**         3.70%**
Portfolio turnover rate                                      25%**           27%
Net assets, end of period (in thousands)                $42,570         $51,475
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                             0.85%**         0.96%**
  Net investment income                                    3.68%**         3.49%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                             0.75%**         0.74%**
  Net investment income                                    3.78%**         3.70%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

34    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended                     4/1/03 (a)
                                                       6/30/05      Year Ended       to
CLASS R                                              (unaudited)     12/31/04      12/31/03
Net asset value, beginning of period                   $ 9.89         $10.07        $10.31
                                                       ------         ------        ------
Increase from investment operations:
  Net investment income                                $ 0.16         $ 0.37        $ 0.25
  Net realized and unrealized gain (loss) on
   investments                                           0.02          (0.12)        (0.17)
                                                       ------         ------        ------
  Net increase from investment operations              $ 0.18         $ 0.25        $ 0.08
Distributions to shareowners:
  Net investment income                                 (0.21)         (0.43)        (0.32)
                                                       ------         ------        ------
Net decrease in net asset value                        $(0.03)        $(0.18)       $(0.24)
                                                       ------         ------        ------
Net asset value, end of period                         $ 9.86         $ 9.89        $10.07
                                                       ======         ======        ======
Total return*                                            1.88%          2.58%         0.83%
Ratio of net expenses to average net assets+             1.27%**        1.20%         1.08%**
Ratio of net investment income (loss) to
  average net assets+                                    3.14%**        3.01%        (2.91)%**
Portfolio turnover rate                                    25%**          27%           66%
Net assets, end of period (in thousands)               $  854         $  830        $  329
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                           1.27%**        1.20%         1.08%**
  Net investment income (loss)                           3.14%**        3.01%        (2.91)%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                           1.27%**        1.20%         1.08%**
  Net investment income (loss)                           3.14%**        3.01%        (2.91)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   35

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer America Income Trust (the Trust) is a Massachusetts statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Investor Class and Class R shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class Shares. Each class of shares represents an interest in the same portfolio of investments of the Trust and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class shares.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Trust is computed once daily on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at prices supplied by independent pricing services,

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. As of June 30, 2005, there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly pay downs. All discounts/premiums on debt securities are accreted/amortized into interest income on a yield to maturity basis for financial reporting purposes. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    At December 31, 2004, the Trust had a net capital loss carryforward of $10,221,165, of which $742,335 will expire in 2006, $2,705,283 will expire in 2007, $1,526,846 will expire in 2008, $2,070,786 will expire in 2011 and $3,175,915 will expire in 2012 if not utilized.

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    The Trust has elected to defer approximately $261,212 of capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ended December 31, 2005.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                     2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                               $8,808,385
  Long-term capital gain                                                 -
                                                                ----------
                                                                $8,808,385
  Return of Capital                                                      -
                                                                ----------
   Total                                                        $8,808,385
                                                                ==========
--------------------------------------------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                     2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                $    116,233
  Capital loss carryforward                                     (10,221,165)
  Post October losses deferred                                     (261,212)
  Unrealized appreciation                                           191,113
                                                               ------------
   Total                                                       $(10,175,031)
                                                               ============
--------------------------------------------------------------------------------


    The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium amortization.

C.  Fund Shares

    The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $11,841 in underwriting commissions on the sale of Class A shares for the period ended June 30, 2005.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Trust, respectively (See Notes 4). Investor Class Shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class R shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counter parties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At June 30, 2005, $3,400 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $124,683 in transfer agent fees payable to PIMSS at June 30, 2005.

4.  Distribution and Service Plans

The Trust adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Trust pays PFD a service fee of up to 0.25% of the Trust's average daily net assets attributable to Class A shares in reimbursement of such expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Trust pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $2,688 in distribution fees payable to PFD at June 30, 2005. The Trust also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Trust to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

holding shares of the Trust a service fee of up to 0.25% of the Trust's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Investor Class) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemption of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004 the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $51,156 were paid to PFD.

5.  Expense Offset Arrangements

The Trust has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Trust's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Trust's expenses were reduced by $5,055 under such arrangements.

6.  Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term U.S. Government Fund (one of the Series that comprised Safeco Managed Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                 Pioneer                  Safeco                   Pioneer
                                 America             Intermediate Term             America
                              Income Trust         U.S. Government Fund         Income Trust
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets                  $193,756,225              $53,131,201             $246,867,456
  Shares Outstanding            19,757,153                5,599,642               25,167,692
  Investor Class
   Shares Issued                                                                   5,410,509
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Unrealized         Accumulated
                                             Appreciation          Loss on
                                           on Closing Date      Closing Date
--------------------------------------------------------------------------------
  Safeco Intermediate Term
   U.S. Government Fund                        $33,133            $(1,399,442)
--------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer America Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer America Income Trust
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile for the three years ended June 30, 2004, and was in the fourth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield on the Fund relative to the yield on the Lehman Brothers Government Bond Index. The Trustees noted that the Fund's policy of only investing in investments backed by the full faith and credit of the U.S. Treasury had a negative impact on performance relative to mutual funds in the peer group that can invest in a broader range of U.S. Government Securities. The Trustees concluded that, given the improving trend in performance, the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and

Pioneer America Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was acceptable compared to comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration

Pioneer America Income Trust
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee were not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                      Pioneer Ibbotson Growth
Pioneer Fund                                      Allocation Fund
Pioneer Balanced Fund                            Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund                         Allocation Fund
Pioneer Equity Income Fund                       Pioneer Ibbotson Conservative
Pioneer Equity Opportunity Fund                   Allocation Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares                            International/Global Equity
Pioneer Mid Cap Growth Fund                      Pioneer Emerging Markets Fund
Pioneer Mid Cap Value Fund                       Pioneer Europe Select Equity Fund
Pioneer Oak Ridge Large Cap                      Pioneer International Equity Fund
 Growth Fund                                     Pioneer International Value Fund
Pioneer Oak Ridge Small Cap
 Growth Fund**                                   Fixed Income
Pioneer AmPac Growth Fund(1)                     Pioneer America Income Trust
Pioneer Small and Mid Cap                        Pioneer Bond Fund
 Growth Fund(2)                                  Pioneer California Tax Free
Pioneer Growth Leaders Fund(3)                    Income Fund
Pioneer Strategic Growth Fund(4)                 Pioneer Global High Yield Fund
Pioneer Real Estate Shares                       Pioneer High Yield Fund
Pioneer Research Fund                            Pioneer Municipal Bond Fund
Pioneer Small Cap Value Fund                     Pioneer Short Term Income Fund
Pioneer Small Company Fund                       Pioneer Strategic Income Fund
Pioneer Value Fund                               Pioneer Tax Free Income Fund

Asset Allocation                                 Money Market
Pioneer Ibbotson Moderate                        Pioneer Cash Reserves Fund*
 Allocation Fund                                 Pioneer Tax Free Money Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

Pioneer America Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                             Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Osbert M. Hood                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Please consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Trust and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.